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General American Life Insurance Company
700 Market Street
St. Louis, MO  63101
Direct Dial (314) 444-0647
Fax # (314) 444-0510


                         7 May 1999







Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                    Re:  General American Life Insurance Company
                         Separate Account Eleven
                         "Variable General Select Plus" and
                         "Russell Insurance Funds"
                         Post-Effective Amendment No. 11
                         File No. 33-48550

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), General American Life Insurance Company Separate Account Eleven -- Variable General Select Plus and Russell Insurance Funds (the "Registrant") hereby certifies that: (i) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 11 was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at (314)
444-0647.

                              Very truly yours,

                              /s/ Matthew P. McCauley

                              Matthew P. McCauley